FINANCE RESULT (Tables)	12 Months Ended
Dec. 31, 2024
FINANCE RESULT
Summary of financial income and expenses

The details of financial income and expenses are as follows:

	12/31/2024	12/31/2023	12/31/2022
Cost of gross debt
Interest on debt (i)	(5,767,426)	(4,267,829)	(4,464,754)
Monetary and exchange rate variation (i)	(5,795,089)	1,921,632	549,682
Derivatives and fair value measurement	3,787,479	(2,684,111)	(4,203,149)
Amortization of borrowing costs	(113,136)	(64,588)	(244,344)
Guarantees and warranties	(36,079)	(38,773)	(41,505)
	(7,924,251)	(5,133,669)	(8,404,070)
Income from financial investments and exchange rate in cash and cash equivalents	1,975,811	2,057,369	1,788,477
Changes in fair value of investments in listed entities	—	(3,147,031)	3,385,047
	1,975,811	(1,089,662)	5,173,524

Cost of debt, net	(5,948,440)	(6,223,331)	(3,230,546)

Other charges and monetary variations
Interest on other receivables	464,883	450,478	355,634
Update of other financial assets	—	1,777	(1,405)
Monetary variation on leases and concessions agreements	(387,044)	(514,236)	(417,703)
Interest on leases	(641,144)	(444,850)	(374,177)
Interest on shareholders' equity	(44,464)	(46,212)	33,134
Interest on contingencies and contracts	(605,231)	(781,087)	(593,144)
Interest on sectoral assets and liabilities	(88,170)	(97,845)	(36,670)
Bank charges and other (i)	155,624	(107,747)	(145,200)
Foreign exchange, net	(1,655,731)	(133,974)	(747,859)
	(2,801,277)	(1,673,696)	(1,927,390)

Financial result, net	(8,749,717)	(7,897,027)	(5,157,936)

Reconciliation
Finance expenses	(7,637,116)	(11,337,430)	(4,706,535)
Finance income	2,655,899	3,028,134	5,777,521
Exchange variation, net	(5,741,359)	1,777,438	260,746
Derivatives	1,972,859	(1,365,169)	(6,489,668)
Financial result, net	(8,749,717)	(7,897,027)	(5,157,936)

(i)	On December 9, 2024, the indirect subsidiary Comgás, based on Technical Note No. SEI-0048454038 issued by Arsesp and the right guaranteed under its current Concession Contract, revised the measurement of its estimate of the indemnifiable financial asset, impacting the way in which the indemnity is recognized. This change in estimate had a greater impact on the financial result, as well as less significant impacts on the “Net operating revenue” and “Other assets” headings.